Securities, 424I - Securities, 424I: 1	Nov. 04, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Ordinary shares,par value $0.000001 per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 233.94